DEPOSITS AND OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
DEPOSITS AND OTHER NON-CURRENT ASSETS
DEPOSITS AND OTHER NON-CURRENT ASSETS

10— DEPOSITS AND OTHER NON-CURRENT ASSETS

Deposits and other non-current assets consist of the following:

Deposits and other non-current assets consist of the following:
	December 31,
	2024	2023
Deposits	653	650
Research and development tax credit receivable from the French State	869	—
Other non-current assets	1	1
Total	1,522	651

Research and development tax credit receivable from the French State is recognized in current assets for the year ended December 31, 2023.